JFR
Nuveen Floating Rate Income Fund
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 150.3% (94.7% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 134.1% (84.4% of Total Investments) (2)
	Aerospace & Defense – 2.7% (1.7% of Total Investments)
$1,344	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	3.160%	Prime	1.750%	10/04/24	BB	$1,260,375
5,517	Sequa Corporation, Term Loan B	6.742%	3-Month LIBOR	5.000%	11/28/21	B-	4,636,526
2,135	Sequa Corporation, Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	4/28/22	CCC-	1,595,523
1,431	Standard Aero, Term Loan B1	4.950%	3-Month LIBOR	3.500%	4/06/26	B2	1,267,135
769	Standard Aero, Term Loan B2	4.950%	3-Month LIBOR	3.500%	4/06/26	B	681,255
1,469	Transdigm, Inc., Term Loan E	2.654%	1-Month LIBOR	2.250%	5/30/25	Ba3	1,295,822
1,761	Transdigm, Inc., Term Loan F	2.654%	1-Month LIBOR	2.250%	12/09/25	Ba3	1,549,094
1,287	Transdigm, Inc., Term Loan G	2.654%	1-Month LIBOR	2.250%	8/22/24	Ba3	1,133,256
15,713	Total Aerospace & Defense						13,418,986
	Air Freight & Logistics – 0.7% (0.4% of Total Investments)
1,516	PAE Holding Corporation, Term Loan B	6.500%	1-Month LIBOR	5.500%	10/20/22	B+	1,462,339
2,166	XPO Logistics, Inc., Term Loan B	3.613%	3-Month LIBOR	2.000%	2/24/25	BBB-	2,102,745
3,682	Total Air Freight & Logistics						3,565,084
	Airlines – 2.2% (1.4% of Total Investments)
74	American Airlines, Inc., Term Loan 2025	2.237%	1-Month LIBOR	1.750%	6/27/25	Ba1	52,886
2,613	American Airlines, Inc., Term Loan B	2.438%	1-Month LIBOR	2.000%	4/28/23	BB+	2,043,563
1,573	American Airlines, Inc., Term Loan B	2.188%	1-Month LIBOR	1.750%	1/23/27	BB+	1,143,914
7,458	American Airlines, Inc., Term Loan B	2.814%	1-Month LIBOR	2.000%	12/15/23	Ba1	5,857,598
1,000	Delta Air Lines, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa2	996,980
997	WestJet Airlines, Term Loan	4.000%	1-Month LIBOR	3.000%	12/11/26	Ba2	818,184
13,715	Total Airlines						10,913,125
	Auto Components – 1.5% (1.0% of Total Investments)
1,393	DexKo Global, Inc., Term Loan B	4.500%	1-Month LIBOR	3.500%	7/24/24	B1	1,211,231
3,483	Johnson Controls Inc., Term Loan B	3.904%	1-Month LIBOR	3.500%	4/30/26	Ba3	3,167,334
1,796	Superior Industries International, Inc., Term Loan B	4.404%	1-Month LIBOR	4.000%	5/22/24	B1	1,463,982
1,864	Trico Group, LLC, Initial Term Loan, First Lien	8.450%	3-Month LIBOR	7.000%	2/02/24	B3	1,745,521
8,536	Total Auto Components						7,588,068
	Automobiles – 0.5% (0.3% of Total Investments)
1,049	Caliber Collision, Term Loan B	4.072%	6-Month LIBOR	3.000%	2/05/26	B1	941,037

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$1,467	Navistar, Inc., Term Loan B	4.220%	1-Month LIBOR	3.500%	11/06/24	Ba2	$1,339,104
2,516	Total Automobiles						2,280,141
	Beverages – 0.5% (0.3% of Total Investments)
2,676	Jacobs Douwe Egberts, Term Loan B	3.000%	1-Month LIBOR	2.000%	11/01/25	Ba1	2,624,241
	Biotechnology – 0.7% (0.5% of Total Investments)
3,784	Grifols, Inc., Term Loan B, First Lien	2.137%	1-Week LIBOR	2.000%	11/15/27	BB+	3,677,051
	Building Products – 1.4% (0.8% of Total Investments)
306	Fairmount, Initial Term Loan	5.387%	3-Month LIBOR	4.000%	6/01/25	CCC+	145,143
641	Ply Gem Industries, Inc., Term Loan B	4.579%	1-Month LIBOR	3.750%	4/12/25	B+	555,460
6,454	Quikrete Holdings, Inc., Term Loan B	2.904%	1-Month LIBOR	2.500%	1/29/27	BB-	6,031,350
7,401	Total Building Products						6,731,953
	Capital Markets – 0.7% (0.5% of Total Investments)
985	RPI Finance Trust, Term Loan B1	2.154%	1-Month LIBOR	1.750%	2/11/27	BBB-	961,745
2,746	RPI Finance Trust, Term Loan B1	2.154%	1-Month LIBOR	1.750%	2/11/27	BBB-	2,674,860
3,731	Total Capital Markets						3,636,605
	Chemicals – 0.3% (0.2% of Total Investments)
1,190	Ineos US Finance LLC, Term Loan	2.404%	1-Month LIBOR	2.000%	4/01/24	BB+	1,130,817
530	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	521,609
1,720	Total Chemicals						1,652,426
	Commercial Services & Supplies – 3.5% (2.2% of Total Investments)
1,941	ADS Waste Holdings, Inc., Term Loan B, (DD1)	3.000%	1-Week LIBOR	2.250%	11/10/23	BB+	1,923,365
583	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.455%	3-Month LIBOR	4.250%	6/21/24	B-	496,228
13	Education Management LLC, Elevated Term Loan A2, (5)	7.402%	6-Month LIBOR	5.500%	7/02/20	N/R	0
687	Education Management LLC, Term Loan A, (5)	0.000%	N/A	N/A	7/02/20	N/R	6,865
8,773	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	8,079,310
1,058	Garda World Security Corp, Term Loan B, First Lien	6.390%	3-Month LIBOR	4.750%	10/30/26	B1	1,027,163
1,358	GFL Environmental, Term Loan	4.000%	1-Month LIBOR	3.000%	5/30/25	Ba3	1,339,101
1,609	Harland Clarke Holdings Corporation, Term Loan B7	6.463%	2-Month LIBOR	4.750%	11/03/23	CCC+	1,040,696
1,876	iQor US, Inc., Term Loan, First Lien	6.433%	3-Month LIBOR	5.000%	4/01/21	Caa1	1,152,629
500	iQor US, Inc., Term Loan, Second Lien	10.183%	3-Month LIBOR	8.750%	4/01/22	Caa3	97,500
418	KAR Auction Services, Inc., Term Loan B6	2.875%	1-Month LIBOR	2.250%	9/19/26	Ba3	382,603
1,671	Robertshaw US Holding Corp., Initial Term Loan, First Lien	4.250%	6-Month LIBOR	3.250%	2/28/25	B3	1,226,789

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$4	Robertshaw US Holding Corp., Initial Term Loan, First Lien	4.250%	3-Month LIBOR	3.250%	2/28/25	B3	$3,146
4	Robertshaw US Holding Corp., Initial Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	2/28/25	B3	3,146
289	Sabert Corporation, Initial Term Loan	5.500%	1-Month LIBOR	4.500%	12/10/26	B	276,258
336	West Corporation, Incremental Term Loan B1	4.950%	3-Month LIBOR	3.500%	10/10/24	B2	264,024
21,120	Total Commercial Services & Supplies						17,318,823
	Communications Equipment – 3.7% (2.3% of Total Investments)
6,354	Avaya, Inc., Term Loan B	5.064%	1-Month LIBOR	4.250%	12/15/24	B	5,625,658
5,292	CommScope, Inc., Term Loan B	3.654%	1-Month LIBOR	3.250%	4/06/26	Ba3	5,018,670
832	Mitel US Holdings, Inc., Term Loan, First Lien	5.493%	1-Month LIBOR	4.500%	11/30/25	B2	604,371
322	Plantronics, Term Loan B, (DD1)	3.572%	6-Month LIBOR	2.500%	7/02/25	Ba2	267,172
2,142	Plantronics, Term Loan B, (DD1)	2.904%	1-Month LIBOR	2.500%	7/02/25	Ba2	1,775,467
740	Riverbed Technology, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	599,171
5,299	Univision Communications, Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	4,687,976
20,981	Total Communications Equipment						18,578,485
	Construction & Engineering – 0.3% (0.2% of Total Investments)
1,734	Traverse Midstream Partners, Term Loan B	5.000%	1-Month LIBOR	4.000%	9/27/24	B+	1,324,480
	Consumer Finance – 0.7% (0.4% of Total Investments)
319	American Express Global Business Travel, Delayed Draw, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	285,529
381	American Express Global Business Travel, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	340,971
2,928	Verscend Technologies, Tern Loan B	4.904%	1-Month LIBOR	4.500%	8/27/25	B+	2,774,909
3,628	Total Consumer Finance						3,401,409
	Containers & Packaging – 1.1% (0.7% of Total Investments)
667	Berry Global, Inc., Term Loan W	2.829%	1-Month LIBOR	2.000%	10/01/22	BBB-	653,208
2,978	Berry Global, Inc., Term Loan Y	2.829%	1-Month LIBOR	2.000%	7/01/26	BBB-	2,853,964
1,932	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.154%	1-Month LIBOR	1.750%	2/04/27	BB+	1,869,865
5,577	Total Containers & Packaging						5,377,037
	Distributors – 0.3% (0.2% of Total Investments)
314	Insurance Auto Actions Inc., Term Loan	2.688%	1-Month LIBOR	2.250%	6/28/26	BB	301,648
1,533	SRS Distribution, Inc., Term Loan B	4.322%	1-Month LIBOR	3.250%	5/23/25	B3	1,385,687
1,847	Total Distributors						1,687,335

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Consumer Services – 1.4% (0.9% of Total Investments)
$5,731	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6-Month LIBOR	4.250%	6/07/23	B	$4,437,150
467	Education Management LLC, Elevated Term Loan B, (5)	7.734%	6-Month LIBOR	5.500%	7/02/20	N/R	5,845
2,448	Refinitiv, Term Loan B, (DD1)	3.654%	1-Month LIBOR	3.250%	10/01/25	B	2,401,395
8,646	Total Diversified Consumer Services						6,844,390
	Diversified Financial Services – 2.0% (1.3% of Total Investments)
1,960	Blackstone CQP, Term Loan	4.616%	3-Month LIBOR	3.500%	9/30/24	B+	1,813,173
3,471	Ditech Holding Corporation., Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	D	1,400,172
3,125	Inmarsat Finance, Term Loan, First Lien	5.500%	N/A	5.500%	12/11/26	B+	2,901,047
674	Lions Gate Entertainment Corp., Term Loan B	2.654%	1-Month LIBOR	2.250%	3/24/25	Ba2	629,406
1,393	Sotheby's, Term Loan B	6.500%	1-Month LIBOR	5.500%	1/15/27	B+	1,243,122
3,273	Travelport LLC, Term Loan B	6.072%	6-Month LIBOR	5.000%	5/29/26	B+	2,025,270
13,896	Total Diversified Financial Services						10,012,190
	Diversified Telecommunication Services – 4.6% (2.9% of Total Investments)
1,013	Altice France S.A., Term Loan B12	4.502%	1-Month LIBOR	3.687%	1/31/26	B+	943,617
8,390	CenturyLink, Inc, Term Loan B	2.654%	1-Month LIBOR	2.250%	3/15/27	BBB-	7,971,476
5,903	Frontier Communications Corporation, Term Loan B, (5)	5.350%	6-Month LIBOR	3.750%	1/14/22	D	5,770,846
20	Frontier Communications Corporation, Term Loan B, (5)	5.210%	3-Month LIBOR	3.750%	1/14/22	D	19,285
465	Intelsat Jackson Holdings, S.A., Term Loan B4, (5)	6.750%	1-Month LIBOR	4.500%	1/02/24	B	461,801
744	Intelsat Jackson Holdings, S.A., Term Loan B5, (5)	6.625%	N/A	N/A	1/02/24	B	744,884
5,972	Numericable Group S.A., Term Loan B13	4.814%	1-Month LIBOR	4.000%	8/14/26	B	5,594,263
1,795	Windstream Corporation, Term Loan, (DD1), (5)	6.250%	3-Month LIBOR	0.500%	4/24/20	D	1,029,127
480	Zayo Group LLC, Initial Dollar Term Loan	3.404%	1-Month LIBOR	3.000%	3/09/27	B1	452,354
24,782	Total Diversified Telecommunication Services						22,987,653
	Electric Utilities – 0.5% (0.3% of Total Investments)
1,181	ExGen Renewables, Term Loan	4.620%	3-Month LIBOR	3.000%	11/28/24	B	1,142,473
1,283	Vistra Operations Co., Term Loan B3	2.501%	1-Month LIBOR	1.750%	12/31/25	BBB-	1,247,415
2,464	Total Electric Utilities						2,389,888
	Electrical Equipment – 1.1% (0.7% of Total Investments)
4,405	Avolon LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	4,117,786
1,500	Vertiv Co.,Term Loan B	3.993%	1-Month LIBOR	3.000%	3/02/27	B+	1,417,500
5,905	Total Electrical Equipment						5,535,286

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Electronic Equipment, Instruments & Components – 0.4% (0.3% of Total Investments)
$2,269	TTM Technologies, Inc., Term Loan B	3.485%	1-Month LIBOR	2.500%	9/28/24	BB+	$2,229,288
	Energy Equipment & Services – 0.1% (0.1% of Total Investments)
929	Petroleum GEO-Services ASA/PGS Finance, Inc., Term Loan B	8.460%	3-Month LIBOR	7.000%	3/19/24	B3	527,347
	Entertainment – 0.5% (0.3% of Total Investments)
2,093	AMC Entertainment, Inc., Term Loan B	4.080%	6-Month LIBOR	3.000%	4/22/26	B3	1,548,884
1,247	Springer SBM Two GmbH, Term Loan B16	4.500%	1-Month LIBOR	3.500%	8/14/24	B+	1,189,201
3,340	Total Entertainment						2,738,085
	Equity Real Estate Investment Trust – 0.6% (0.4% of Total Investments)
1,425	Realogy Group LLC, Term Loan A	3.243%	1-Month LIBOR	2.250%	2/08/23	Ba1	1,273,002
1,820	Realogy Group LLC, Term Loan B	3.243%	1-Month LIBOR	2.250%	2/08/25	BB	1,541,051
3,245	Total Equity Real Estate Investment Trust						2,814,053
	Financials – 0.1% (0.0% of Total Investments)
420	Red Ventures, Term Loan B	2.904%	1-Month LIBOR	2.500%	11/08/24	BB-	390,658
	Food & Staples Retailing – 2.7% (1.7% of Total Investments)
1,728	BellRing Brands, Term Loan, First Lien	6.000%	1-Month LIBOR	5.000%	10/21/24	B+	1,713,548
864	BJ's Wholesale Club, Inc., Term Loan, First Lien	3.079%	1-Month LIBOR	2.250%	2/03/24	BB-	843,538
1,033	Hearthside Group Holdings LLC, Term Loan B	4.091%	1-Month LIBOR	3.688%	5/23/25	B	957,113
10,762	US Foods, Inc., New Term Loan, (DD1)	2.154%	6-Month LIBOR	1.750%	6/27/23	BB+	9,987,232
14,387	Total Food & Staples Retailing						13,501,431
	Food Products – 0.5% (0.3% of Total Investments)
1,226	American Seafoods Group LLC, Term Loan B	4.120%	3-Month LIBOR	2.750%	8/21/23	BB-	1,177,459
1,500	Froneri Lux FinCo SARL, Term Loan, First Lien	2.250%	1-Month LIBOR	2.250%	1/29/27	B+	1,396,253
2,726	Total Food Products						2,573,712
	Health Care Equipment & Supplies – 0.7% (0.4% of Total Investments)
1,089	Greatbatch Ltd., New Term Loan B	3.500%	1-Month LIBOR	2.500%	10/27/22	B+	1,067,383
1,660	MedPlast, Term Loan, First Lien	5.200%	3-Month LIBOR	3.750%	7/02/25	B3	1,244,576
1,432	Vyaire Medical, Inc., Term Loan B	6.201%	3-Month LIBOR	4.750%	4/16/25	B3	1,191,640
4,181	Total Health Care Equipment & Supplies						3,503,599
	Health Care Providers & Services – 8.2% (5.1% of Total Investments)
1,823	Acadia Healthcare, Inc., Term Loan B3	2.904%	1-Month LIBOR	2.500%	2/11/22	Ba3	1,762,816
4,286	Air Medical Group Holdings, Inc., Term Loan B	4.250%	1-Month LIBOR	3.250%	4/28/22	B1	3,980,390
804	Air Methods, Term Loan, First Lien	4.950%	3-Month LIBOR	3.500%	4/22/24	B	610,555
1,451	Ardent Health, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	6/30/25	B1	1,357,944

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$2,317	Brightspring Health, Term Loan B	4.079%	1-Month LIBOR	3.250%	3/05/26	B1	$2,168,703
1,237	Catalent Pharma Solutions, Inc., Dollar Term Loan B2	3.250%	1-Month LIBOR	2.250%	5/18/26	BB+	1,218,418
328	Civitas Solutions, Term Loan B	5.710%	3-Month LIBOR	4.250%	3/09/26	B	311,824
833	Civitas Solutions, Term Loan B	4.660%	1-Month LIBOR	4.250%	3/09/26	B	792,269
65	Civitas Solutions, Term Loan C	5.860%	3-Month LIBOR	4.000%	3/09/26	B	61,996
682	DaVita, Inc., Term Loan B	2.154%	1-Month LIBOR	1.750%	8/12/26	BBB-	665,670
4,176	Envision Healthcare Corporation, Initial Term Loan	4.154%	1-Month LIBOR	3.750%	10/10/25	B	2,896,617
633	HCA, Inc., Term Loan B12	2.154%	1-Month LIBOR	1.750%	3/13/25	BBB-	620,627
1,090	HCA, Inc., Term Loan B13	2.154%	1-Month LIBOR	1.750%	3/18/26	BBB-	1,067,531
994	Heartland Dental Care, Inc., Term Loan, First Lien	3.904%	1-Month LIBOR	3.500%	4/30/25	B3	832,930
987	InnovaCare, Initial Term Loan	6.750%	1-Month LIBOR	5.750%	12/24/26	B+	937,300
1,087	Jordan Health, Initial Term Loan, First Lien	6.615%	3-Month LIBOR	5.000%	5/15/25	Caa1	680,341
3,545	Kindred at Home Hospice, Term Loan B, First Lien	3.688%	1-Month LIBOR	3.250%	7/02/25	B1	3,359,133
5,934	Lifepoint Health, Inc., New Term Loan B	4.154%	1-Month LIBOR	3.750%	11/16/25	B+	5,525,052
1,880	Millennium Laboratories, Inc., Term Loan B, First Lien, (5)	0.000%	N/A	N/A	12/21/20	C	639,076
6,092	Pharmaceutical Product Development, Inc., Term Loan B, (DD1)	2.904%	1-Month LIBOR	2.500%	8/18/22	Ba2	5,989,310
252	Quorum Health Corp., Term Loan B, (5)	7.750%	1-Month LIBOR	6.750%	4/29/22	Caa3	221,252
3,261	Select Medical Corporation, Term Loan B	3.070%	1-Month LIBOR	2.500%	3/06/25	Ba2	3,120,489
2,660	Team Health, Inc., Initial Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B-	1,975,326
46,417	Total Health Care Providers & Services						40,795,569
	Health Care Technology – 2.8% (1.8% of Total Investments)
7,233	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	6,991,654
2,904	Onex Carestream Finance LP, Term Loan, First Lien	7.322%	6-Month LIBOR	6.250%	2/28/21	B1	2,668,700
2,357	Onex Carestream Finance LP, Term Loan, Second Lien, (cash 10.572%, PIK 1.000%)	11.572%	6-Month LIBOR	10.500%	6/07/21	CCC+	2,062,236
2,444	Zelis, Term Loan B	5.154%	1-Month LIBOR	4.750%	9/30/26	B	2,358,034
14,938	Total Health Care Technology						14,080,624
	Hotels, Restaurants & Leisure – 17.6% (11.1% of Total Investments)
2,520	24 Hour Fitness Worldwide, Inc., Term Loan B	4.950%	3-Month LIBOR	3.500%	5/30/25	B-	697,757
3,781	Alterra Mountain Company, Term Loan B, First Lien	3.154%	1-Month LIBOR	2.750%	7/31/24	B1	3,523,722
1,166	Aramark Corporation, Term Loan	2.154%	1-Month LIBOR	1.750%	3/11/25	BBB-	1,098,974

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$480	Arby's Restaurant Group, Inc., Term Loan B	3.750%	6-Month LIBOR	2.750%	2/05/25	B	$422,826
1	Arby's Restaurant Group, Inc., Term Loan B	3.954%	3-Month LIBOR	2.750%	2/05/25	B	1,081
567	Boyd Gaming Corporation, Refinancing Term Loan B	2.387%	1-Week LIBOR	2.250%	9/15/23	BB	530,514
22,312	Burger King Corporation, Term Loan B4	2.154%	1-Month LIBOR	1.750%	11/19/26	BB+	21,053,179
7,232	Caesars Entertainment Operating Company, Inc., Term Loan B	2.404%	1-Month LIBOR	2.000%	10/06/24	BB	7,019,248
10,475	Caesars Resort Collection, Term Loan, First Lien	3.154%	1-Month LIBOR	2.750%	12/23/24	BB	8,904,232
837	CCM Merger, Inc., Term Loan B	3.000%	1-Month LIBOR	2.250%	8/09/21	BB-	785,372
4,524	CityCenter Holdings LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	4/18/24	BB-	4,021,405
3,340	ClubCorp Operations, Inc., Term Loan B	4.200%	3-Month LIBOR	2.750%	9/18/24	B-	2,499,673
3,977	Equinox Holdings, Inc., Term Loan B1	4.072%	6-Month LIBOR	3.000%	3/08/24	B3	3,173,881
967	Four Seasons Holdings, Inc., Term Loan B	2.404%	1-Month LIBOR	2.000%	11/30/23	BB	905,624
7,788	Hilton Hotels, Term Loan B2	2.237%	1-Month LIBOR	1.750%	6/22/26	BBB-	7,424,731
2,960	Life Time Fitness, Inc., Term Loan B	4.363%	3-Month LIBOR	2.750%	6/10/22	BB-	2,537,573
878	PCI Gaming, Term Loan, First Lien	2.904%	1-Month LIBOR	2.500%	5/31/26	BB+	821,103
1,649	Scientific Games Corp., Initial Term Loan B5	3.154%	1-Month LIBOR	2.750%	8/14/24	B+	1,372,309
6,739	Scientific Games Corp., Initial Term Loan B5	3.612%	6-Month LIBOR	2.750%	8/14/24	B+	5,609,658
43	Scientific Games Corp., Initial Term Loan B5	3.453%	2-Month LIBOR	2.750%	8/14/24	B+	35,805
3,134	Seaworld Parks and Entertainment, Inc., Term Loan B5	3.750%	1-Month LIBOR	3.000%	4/01/24	B-	2,651,250
8,338	Stars Group Holdings, Term Loan B, (DD1)	4.950%	3-Month LIBOR	3.500%	7/10/25	B+	8,317,165
2,930	Station Casinos LLC, Term Loan B	2.660%	1-Month LIBOR	2.250%	2/08/27	BB-	2,601,945
1,970	Wyndham International, Inc., Term Loan B	2.154%	1-Month LIBOR	1.750%	5/30/25	Baa3	1,819,788
98,608	Total Hotels, Restaurants & Leisure						87,828,815
	Household Durables – 0.3% (0.2% of Total Investments)
1,708	Apex Tool Group LLC, Third Amendment Term Loan	6.500%	1-Month LIBOR	5.250%	8/01/24	B2	1,385,092
445	Serta Simmons Holdings LLC, Term Loan, First Lien	4.610%	3-Month LIBOR	3.500%	11/08/23	CCC-	204,650
2,153	Total Household Durables						1,589,742
	Household Products – 1.4% (0.9% of Total Investments)
314	Energizer Holdings, Term Loan B	3.250%	1-Month LIBOR	2.250%	12/17/25	BB+	308,929
3,770	KIK Custom Products Inc., Term Loan B2, (DD1)	5.000%	1-Month LIBOR	4.000%	5/15/23	B3	3,400,314

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Household Products (continued)
$3,436	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.154%	1-Month LIBOR	2.750%	2/05/23	B+	$3,287,227
7,520	Total Household Products						6,996,470
	Industrial Conglomerates – 0.3% (0.2% of Total Investments)
4	Education Adisory Board, Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	11/15/24	B2	3,544
1,466	Education Adisory Board, Term Loan, First Lien	4.885%	3-Month LIBOR	3.750%	11/15/24	B2	1,385,606
1,470	Total Industrial Conglomerates						1,389,150
	Insurance – 2.4% (1.5% of Total Investments)
2,593	Acrisure LLC, Term Loan B	5.207%	3-Month LIBOR	3.500%	2/15/27	B	2,407,357
4,106	Alliant Holdings I LLC, Term Loan B	3.154%	1-Month LIBOR	2.750%	5/09/25	B	3,861,469
2,549	Asurion LLC, Term Loan B6	3.404%	1-Month LIBOR	3.000%	11/03/23	Ba3	2,445,113
3,309	Hub International Holdings, Inc., Term Loan B	4.020%	2-Month LIBOR	2.750%	4/25/25	B	3,115,516
12,557	Total Insurance						11,829,455
	Interactive Media & Services – 1.8% (1.2% of Total Investments)
7,809	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.763%	3-Month LIBOR	3.000%	11/03/23	B+	7,367,419
1,975	WeddingWire, Inc., Term Loan	5.950%	3-Month LIBOR	4.500%	12/19/25	B+	1,762,688
9,784	Total Interactive Media & Services						9,130,107
	Internet & Direct Marketing Retail – 0.7% (0.4% of Total Investments)
2,901	Uber Technologies, Inc., Term Loan	6.250%	Prime	3.000%	4/04/25	B1	2,755,815
567	Uber Technologies, Inc., Term Loan	3.904%	1-Month LIBOR	3.500%	7/13/23	B1	536,871
3,468	Total Internet & Direct Marketing Retail						3,292,686
	Internet Software & Services – 0.6% (0.4% of Total Investments)
1,930	Ancestry.com, Inc., Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	10/19/23	B	1,775,949
1,240	Dynatrace LLC, Term Loan, First Lien	2.654%	1-Month LIBOR	2.250%	8/23/25	B1	1,207,082
2,448	SkillSoft Corporation, Term Loan, Second Lien, (5)	10.027%	N/A	N/A	4/28/22	CCC	252,139
5,618	Total Internet Software & Services						3,235,170
	IT Services – 3.7% (2.3% of Total Investments)
3,077	Datto, Inc., Term Loan	4.654%	1-Month LIBOR	4.250%	4/02/26	B	2,907,529
1,000	DTI Holdings, Inc., Replacement Term Loan B1	5.750%	3-Month LIBOR	4.750%	9/29/23	CCC+	764,288
1,300	KBR, Inc., New Term Loan B	3.154%	1-Month LIBOR	2.750%	2/05/27	Ba1	1,273,188
3,578	Sabre, Inc., Term Loan B	2.404%	1-Month LIBOR	2.000%	2/22/24	Ba3	3,299,441
847	Science Applications International Corporation, Term Loan B	2.362%	1-Month LIBOR	1.875%	10/31/25	BB+	829,092
3,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.873%	6-Month LIBOR	9.000%	3/11/24	CCC-	1,394,102

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	IT Services (continued)
$3,259	Syniverse Holdings, Inc., Term Loan C	6.873%	6-Month LIBOR	5.000%	3/09/23	CCC+	$2,299,060
2,431	Tempo Acquisition LLC, Term Loan B	3.154%	1-Month LIBOR	2.750%	5/01/24	B1	2,299,063
2,690	West Corporation, Term Loan B	5.450%	3-Month LIBOR	4.000%	10/10/24	B2	2,126,839
1,444	WEX, Inc., Term Loan B3	2.654%	1-Month LIBOR	2.250%	5/15/26	Ba2	1,370,871
23,126	Total IT Services						18,563,473
	Life Sciences Tools & Services – 0.9% (0.6% of Total Investments)
388	Inventiv Health, Inc., Term Loan B	2.154%	1-Month LIBOR	1.750%	8/01/24	BB	377,312
4,563	Parexel International Corp., Term Loan B	3.154%	1-Month LIBOR	2.750%	9/27/24	B2	4,204,803
4,951	Total Life Sciences Tools & Services						4,582,115
	Machinery – 1.0% (0.6% of Total Investments)
2,349	Gardner Denver, Inc., Extended Term Loan B	2.154%	1-Month LIBOR	1.750%	3/01/27	BB+	2,242,284
1,440	Gates Global LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	4/01/24	B+	1,333,879
2,629	TNT Crane and Rigging Inc., Initial Term Loan, First Lien, (5)	0.000%	N/A	N/A	11/27/20	Caa3	1,380,210
850	TNT Crane and Rigging, Inc., Term Loan, Second Lien, (5)	0.000%	N/A	N/A	11/26/21	C	148,750
7,268	Total Machinery						5,105,123
	Marine – 0.4% (0.3% of Total Investments)
12	American Commercial Lines LLC, Term Loan B, First Lien, (5)	11.000%	Prime	7.750%	11/12/20	N/R	3,803
766	American Commercial Lines LLC, Term Loan B, First Lien, (5)	9.750%	3-Month LIBOR	8.750%	11/12/20	N/R	247,225
3,119	Harvey Gulf International Marine, Inc., Exit Term Loan	7.713%	3-Month LIBOR	6.000%	7/02/23	B-	1,770,278
3,897	Total Marine						2,021,306
	Media – 16.1% (10.1% of Total Investments)
602	Advantage Sales & Marketing, Inc., Term Loan B2, First Lien	4.700%	3-Month LIBOR	3.250%	7/23/21	B2	525,365
1,960	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.700%	3-Month LIBOR	3.250%	7/23/21	B2	1,693,278
664	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 3.250%, PIK 1.750%)	6.750%	3-Month LIBOR	4.000%	4/10/24	N/R	483,355
742	Catalina Marketing Corporation, First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	B2	452,752
1,017	Catalina Marketing Corporation, Last Out Term Loan, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	Caa2	228,921
499	CBS Radio, Inc., Term Loan B2	2.904%	1-Month LIBOR	2.500%	11/18/24	BB-	444,802
6,082	Cequel Communications LLC, Term Loan B	3.064%	1-Month LIBOR	2.250%	1/15/26	BB	5,819,397
4,906	Charter Communications Operating Holdings LLC, Term Loan B2	2.160%	1-Month LIBOR	1.750%	2/01/27	BBB-	4,734,156

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$2,100	Cineworld Group PLC, Incremental Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB-	$1,281,000
3,159	Cineworld Group PLC, Term Loan B	3.322%	6-Month LIBOR	2.250%	2/28/25	B	2,027,366
10,618	Clear Channel Outdoor Holdings, Inc., Term Loan B	4.260%	3-Month LIBOR	3.500%	8/21/26	B+	9,277,812
27	Clear Channel Outdoor Holdings, Inc., Term Loan B	4.203%	2-Month LIBOR	3.500%	8/21/26	B+	23,370
304	Cox Media/Terrier Media, Term Loan, First Lien	5.700%	3-Month LIBOR	4.250%	12/17/26	BB-	284,424
1,542	CSC Holdings LLC, Refinancing Term Loan, (DD1)	3.064%	1-Month LIBOR	2.250%	7/17/25	BB	1,480,997
3,460	CSC Holdings, LLC, Term Loan B5	3.314%	1-Month LIBOR	2.500%	4/15/27	BB	3,325,053
2,265	Cumulus Media, Inc., Term Loan B	4.822%	6-Month LIBOR	3.750%	3/31/26	B2	1,932,994
990	EW Scripps, Term Loan B2	2.904%	1-Month LIBOR	2.500%	5/01/26	BB-	932,356
830	Gray Television, Inc., Term Loan B2	3.243%	1-Month LIBOR	2.250%	2/07/24	BB	794,027
850	Gray Television, Inc., Term Loan C	3.493%	1-Month LIBOR	2.500%	1/02/26	BB	805,746
741	Houghton Mifflin Harcourt, Term Loan	7.250%	1-Month LIBOR	6.250%	11/22/24	B	656,494
7,036	iHeartCommunications Inc., Term Loan B	3.404%	1-Month LIBOR	3.000%	5/01/26	B+	6,350,079
2,721	IMG Worldwide, Inc., Term Loan B	3.237%	1-Month LIBOR	2.750%	5/18/25	B3	2,057,181
3,513	Intelsat Jackson Holdings, S.A., Term Loan B, (DD1), (5)	6.000%	Prime	2.750%	11/30/23	B	3,462,375
1,608	LCPR Loan Financing LLC, Term Loan B	5.814%	1-Month LIBOR	5.000%	10/15/26	B+	1,586,219
4,671	McGraw-Hill Education Holdings LLC, Term Loan B	5.450%	3-Month LIBOR	4.000%	5/02/22	B	3,818,611
3,315	Meredith Corporation, Term Loan B2	3.260%	3-Month LIBOR	2.500%	1/31/25	BB	3,070,473
1,970	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	2.910%	1-Month LIBOR	2.500%	7/03/25	BB	1,871,500
1,250	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	5.500%	1-Month LIBOR	4.500%	7/03/26	B-	1,150,000
1,441	Nexstar Broadcasting, Inc., Term Loan B	3.735%	1-Month LIBOR	2.750%	9/18/26	BB	1,361,909
631	Nexstar Broadcasting, Inc., Term Loan B3	3.235%	1-Month LIBOR	2.250%	1/17/24	BB	596,974
2,451	Nexstar Broadcasting, Inc., Term Loan B3	2.654%	1-Month LIBOR	2.250%	1/17/24	BB	2,320,520
4,973	Sinclair Television Group, Term Loan B2	2.660%	1-Month LIBOR	2.250%	1/03/24	BB+	4,671,100
1,244	Sinclair Television Group, Term Loan B2	3.320%	1-Month LIBOR	2.500%	9/30/26	BB+	1,164,461
3,261	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/18/23	B	3,052,360
6,689	Ziggo B.V., Term Loan	3.314%	1-Month LIBOR	2.500%	4/30/28	B+	6,296,401
90,132	Total Media						80,033,828
	Multiline Retail – 1.2% (0.7% of Total Investments)
1,345	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 6.984%, PIK 1.500%)	6.590%	6-Month LIBOR	5.000%	1/13/22	CCC+	983,964
1,777	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 6.984%, PIK 1.500%)	6.072%	3-Month LIBOR	5.000%	1/13/22	CCC+	1,299,948

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Multiline Retail (continued)
$2,820	Belk, Inc., Term Loan, First Lien	7.750%	6-Month LIBOR	6.750%	7/31/25	Caa1	$1,170,354
1,960	EG America LLC, Term Loan, First Lien	5.072%	6-Month LIBOR	4.000%	2/07/25	B	1,690,515
735	Samsonite Corporation, Incremental Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	BB	712,950
8,637	Total Multiline Retail						5,857,731
	Multi-Utilities – 2.2% (1.4% of Total Investments)
10,759	Pacific Gas & Electric, Revolving Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	10,899,999
	Oil, Gas & Consumable Fuels – 1.8% (1.1% of Total Investments)
967	BCP Renaissance Parent, Term Loan B	4.950%	3-Month LIBOR	3.500%	10/31/24	B+	759,961
3,100	Buckeye Partners, Term Loan, First Lien	3.766%	1-Month LIBOR	2.750%	11/01/26	BBB-	2,923,703
764	California Resources Corporation, Term Loan	11.988%	3-Month LIBOR	10.375%	12/31/21	B	45,392
6,840	California Resources Corporation, Term Loan B	6.363%	3-Month LIBOR	4.750%	12/31/22	B	1,677,681
6,857	Fieldwood Energy LLC, Exit Term Loan, (5)	6.250%	3-Month LIBOR	5.250%	4/11/22	B-	1,617,082
4,881	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (5)	8.250%	3-Month LIBOR	7.250%	4/11/23	CCC	19,525
943	Gulf Finance, LLC, Term Loan B	6.710%	3-Month LIBOR	5.250%	8/25/23	CCC+	512,602
1,567	Gulf Finance, LLC, Term Loan B	6.250%	1-Month LIBOR	5.250%	8/25/23	CCC+	851,657
740	Peabody Energy Corporation, Term Loan B	3.154%	1-Month LIBOR	2.750%	3/31/25	BB-	423,873
26,659	Total Oil, Gas & Consumable Fuels						8,831,476
	Personal Products – 1.2% (0.8% of Total Investments)
4,439	Coty, Inc., Term Loan A	2.421%	1-Month LIBOR	1.500%	4/05/23	B+	3,706,681
263	Coty, Inc., Term Loan B	3.171%	1-Month LIBOR	2.250%	4/07/25	B+	216,297
5,041	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.113%	3-Month LIBOR	3.500%	11/16/20	Caa2	2,145,922
9,743	Total Personal Products						6,068,900
	Pharmaceuticals – 5.1% (3.2% of Total Investments)
1,888	Akorn, Term Loan, First Lien, (cash 10.313%, PIK 0.750%)	14.750%	1-Month LIBOR	13.750%	4/16/21	Caa3	1,600,868
1,293	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	3.904%	1-Month LIBOR	3.500%	9/26/24	B-	1,168,978
1,990	Amneal Pharmaceuticals LLC, Initial Term Loan	3.938%	1-Month LIBOR	3.500%	5/04/25	B	1,796,067
5,394	Concordia Healthcare Corp, Exit Term Loan	6.568%	6-Month LIBOR	5.500%	9/06/24	B-	4,709,811
1,220	Elanco Animal Health, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	1,182,637
3,750	Endo Health Solutions, Inc., Term Loan B	5.000%	1-Month LIBOR	4.250%	4/29/24	B+	3,439,792

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Pharmaceuticals (continued)
$2,707	Mallinckrodt International Finance S.A., Term Loan B, First Lien	4.200%	3-Month LIBOR	2.750%	9/24/24	B-	$1,921,918
1,432	Mallinckrodt International Finance S.A., Term Loan, First Lien	4.704%	3-Month LIBOR	3.000%	2/24/25	B-	1,011,916
2,947	Valeant Pharmaceuticals International, Inc., Term Loan B	3.468%	1-Month LIBOR	2.750%	11/27/25	BB	2,842,559
6,100	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.718%	1-Month LIBOR	3.000%	6/02/25	BB	5,917,097
28,721	Total Pharmaceuticals						25,591,643
	Professional Services – 2.4% (1.5% of Total Investments)
2,223	Ceridian HCM Holding, Inc., Term Loan B	2.637%	1-Week LIBOR	2.500%	4/30/25	B+	2,110,059
1,122	Creative Artists Agency, LLC, Term Loan B	4.154%	1-Month LIBOR	3.750%	11/27/26	B+	1,011,231
1,600	Dun & Bradstreet Corp.,Term Loan, First Lien	4.487%	1-Month LIBOR	4.000%	2/08/26	BB-	1,504,800
3,442	Nielsen Finance LLC, Term Loan B4	2.864%	1-Month LIBOR	2.000%	10/04/23	BBB-	3,331,821
746	On Assignment, Inc., Term Loan B3	2.154%	1-Month LIBOR	1.750%	4/02/25	BBB-	729,386
4,968	Skillsoft Corporation, Initial Term Loan, First Lien, (5)	6.527%	N/A	N/A	4/28/21	CCC+	3,095,374
14,101	Total Professional Services						11,782,671
	Real Estate Management & Development – 0.8% (0.5% of Total Investments)
4,482	GGP, Initial Term Loan A2	2.654%	1-Month LIBOR	2.250%	8/28/23	BB+	3,921,894
	Road & Rail – 1.5% (0.9% of Total Investments)
2,279	Avolon LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	2,153,691
1,470	Ceva Group PLC, Term Loan B	6.450%	3-Month LIBOR	5.000%	8/04/25	Caa1	833,681
2,500	Genesee & Wyoming Inc., Term Loan, First Lien	3.450%	3-Month LIBOR	2.000%	12/30/26	BB	2,430,587
1,915	Quality Distribution, Incremental Term Loan, First Lien	6.950%	3-Month LIBOR	5.500%	8/18/22	B-	1,758,612
81	Savage Enterprises LLC, Term Loan B	3.720%	1-Month LIBOR	3.000%	8/01/25	BB	79,058
8,245	Total Road & Rail						7,255,629
	Semiconductors & Semiconductor Equipment – 1.0% (0.7% of Total Investments)
884	Cabot Microelectronics, Term Loan B1	2.438%	1-Month LIBOR	2.000%	11/17/25	BB+	862,108
2,312	Lumileds, Term Loan B, (DD1)	4.572%	6-Month LIBOR	3.500%	6/30/24	B+	742,645
6	Lumileds, Term Loan B, (DD1)	4.950%	3-Month LIBOR	3.500%	6/30/24	B+	1,911
1,725	Microchip Technology, Inc., Term Loan B	2.410%	1-Month LIBOR	2.000%	5/29/25	Baa3	1,674,556
2,011	ON Semiconductor Corporation, New Replacement Term Loan B4	2.404%	1-Month LIBOR	2.000%	9/19/26	Baa3	1,948,522
6,938	Total Semiconductors & Semiconductor Equipment						5,229,742
	Software – 14.7% (9.3% of Total Investments)
1,443	Autodata Solutions, Term Loan, First Lien	3.904%	1-Month LIBOR	3.500%	6/01/26	B2	1,274,424
2,089	Blackboard, Inc., Term Loan B5, First Lien	7.737%	3-Month LIBOR	6.000%	6/30/24	B1	1,899,815

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$1,880	Compuware Corporation, Term Loan, First Lien	4.404%	1-Month LIBOR	4.000%	8/22/25	B	$1,851,445
2,810	DiscoverOrg LLC, Term Loan B	5.450%	3-Month LIBOR	4.000%	2/01/26	B	2,669,101
3,324	Ellucian, Term Loan B, First Lien	4.700%	3-Month LIBOR	3.250%	9/30/22	B	3,222,542
4,706	Epicor Software Corporation, Term Loan B	3.660%	1-Month LIBOR	3.250%	6/01/22	B2	4,564,533
3,517	Greeneden U.S. Holdings II LLC, Term Loan B	3.654%	1-Month LIBOR	3.250%	12/01/23	B2	3,345,667
534	Greenway Health, Term Loan, First Lien	4.820%	3-Month LIBOR	3.750%	2/16/24	B	377,830
9,010	Infor (US), Inc., Term Loan B	3.750%	1-Month LIBOR	2.750%	2/01/22	Ba3	8,881,910
3,477	Informatica LLC, Term Loan, First Lien	3.654%	1-Month LIBOR	3.250%	2/25/27	B1	3,287,598
2,084	Kronos Incorporated, Term Loan B	4.763%	3-Month LIBOR	3.000%	11/01/23	B	2,021,193
875	McAfee Holdings International, Inc., Term Loan, Second Lien	9.500%	1-Month LIBOR	8.500%	9/29/25	B-	855,313
3,530	McAfee LLC, Term Loan B	4.188%	1-Month LIBOR	3.750%	9/30/24	B	3,400,983
1,569	Micro Focus International PLC, New Term Loan	2.904%	1-Month LIBOR	2.500%	6/21/24	BB-	1,460,814
10,596	Micro Focus International PLC, Term Loan B	2.904%	1-Month LIBOR	2.500%	6/21/24	BB-	9,865,240
5,462	Micro Focus International PLC, Term Loan B2	2.654%	1-Month LIBOR	2.250%	11/19/21	BB-	5,230,335
4,128	Misys, New Term Loan, First Lien	4.500%	6-Month LIBOR	3.500%	6/13/24	B2	3,610,625
2,018	Misys, New Term Loan, Second Lien	8.250%	6-Month LIBOR	7.250%	6/13/25	Caa2	1,735,536
500	Mitchell International, Inc., Initial Term Loan, First Lien	3.654%	1-Month LIBOR	3.250%	11/29/24	B2	439,443
667	Mitchell International, Inc., Initial Term Loan, Second Lien	7.654%	1-Month LIBOR	7.250%	12/01/25	CCC	568,833
1,691	Perforce Software Inc., Term Loan, First Lien	4.154%	1-Month LIBOR	3.750%	7/01/26	B2	1,581,562
1,935	RP Crown Parent LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	10/15/23	B1	1,862,438
2,658	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	2.154%	1-Month LIBOR	1.750%	4/16/25	BB+	2,567,326
1,896	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	2.154%	1-Month LIBOR	1.750%	4/16/25	BB+	1,831,964
938	Thomson Reuters IP & S, Term Loan B	3.654%	1-Month LIBOR	3.250%	10/30/26	B	902,488
3,261	TIBCO Software, Inc., Term Loan, First Lien	4.160%	1-Month LIBOR	3.750%	6/30/26	B+	3,075,627
995	Ultimate Software, Term Loan, First Lien	4.154%	1-Month LIBOR	3.750%	5/04/26	B	953,847
77,593	Total Software						73,338,432
	Specialty Retail – 2.0% (1.2% of Total Investments)
660	Academy, Ltd., Term Loan B	5.006%	1-Month LIBOR	4.000%	7/01/22	CCC+	439,205
1,359	Petco Animal Supplies, Inc., Term Loan B1	4.250%	3-Month LIBOR	3.250%	1/26/23	B3	904,398
2,951	Petsmart Inc., Term Loan B	4.000%	3-Month LIBOR	3.000%	3/11/22	B2	2,825,649
5,381	Petsmart Inc., Term Loan B, First Lien	5.000%	6-Month LIBOR	4.000%	3/11/22	B	5,237,579

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Specialty Retail (continued)
$1,534	Serta Simmons Holdings LLC, Term Loan, Second Lien	9.020%	3-Month LIBOR	8.000%	11/08/24	Ca	$375,901
11,885	Total Specialty Retail						9,782,732
	Technology Hardware, Storage & Peripherals – 4.2% (2.6% of Total Investments)
3,201	BMC Software, Inc., Term Loan B	4.654%	1-Month LIBOR	4.250%	10/02/25	B2	2,780,915
12,818	Dell International LLC, Refinancing Term Loan B1	2.750%	1-Month LIBOR	2.000%	9/19/25	BBB-	12,530,550
1,970	Diebold, Inc., Term Loan A1	9.688%	1-Month LIBOR	9.250%	8/31/22	B-	1,800,938
796	NCR Corporation, Term Loan B	2.910%	1-Month LIBOR	2.500%	8/28/26	BB+	760,180
3,201	Western Digital, Term Loan B	2.766%	1-Month LIBOR	1.750%	4/29/23	Baa2	3,096,631
21,986	Total Technology Hardware, Storage & Peripherals						20,969,214
	Trading Companies & Distributors – 0.5% (0.3% of Total Investments)
838	Hayward Industries, Inc., Initial Term Loan, First Lien	3.904%	1-Month LIBOR	3.500%	8/05/24	B	778,467
110	HD Supply Waterworks, Ltd., Term Loan B	4.330%	3-Month LIBOR	2.750%	8/01/24	B+	104,399
170	HD Supply Waterworks, Ltd., Term Loan B	3.766%	1-Month LIBOR	2.750%	8/01/24	B+	161,631
1,410	Univar, Inc., Term Loan B	3.700%	3-Month LIBOR	2.250%	7/01/24	BB+	1,367,773
2,528	Total Trading Companies & Distributors						2,412,270
	Transportation Infrastructure – 0.2% (0.1% of Total Investments)
988	Atlantic Aviation FBO Inc., Term Loan	4.160%	1-Month LIBOR	3.750%	12/06/25	BB-	894,512
	Wireless Telecommunication Services – 1.1% (0.7% of Total Investments)
3,578	Asurion LLC, Term Loan B4	4.000%	1-Month LIBOR	3.000%	8/04/22	Ba3	3,460,959
2,000	T-Mobile USA, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	1,989,700
5,578	Total Wireless Telecommunication Services						5,450,659
$776,301	Total Variable Rate Senior Loan Interests (cost $760,306,961)						668,583,966

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 11.9% (7.5% of Total Investments)
	Airlines – 0.1% (0.1% of Total Investments)
$1,150	American Airlines Group Inc, 144A	5.000%	6/01/22	B1	$702,938
	Auto Components – 0.1% (0.1% of Total Investments)
840	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	625,800
	Chemicals – 0.3% (0.2% of Total Investments)
1,530	Kraton Polymers LLC / Kraton Polymers Capital Corp, 144A	7.000%	4/15/25	BB-	1,468,800
	Communications Equipment – 1.3% (0.8% of Total Investments)
6,092	Intelsat Jackson Holdings SA, (5)	5.500%	8/01/23	D	3,308,717

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Communications Equipment (continued)
$5,675	Intelsat Jackson Holdings SA, 144A, (5)	9.750%	7/15/25	D	$3,291,500
11,767	Total Communications Equipment				6,600,217
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
650	Kronos Acquisition Holdings Inc, 144A	9.000%	8/15/23	Caa2	563,602
	Diversified Telecommunication Services – 0.5% (0.3% of Total Investments)
1,185	Consolidated Communications Inc	6.500%	10/01/22	CCC+	1,063,537
1,340	CSC Holdings LLC, 144A	10.875%	10/15/25	B	1,448,473
2,525	Total Diversified Telecommunication Services				2,512,010
	Electric Utilities – 2.8% (1.7% of Total Investments)
4,250	Bruce Mansfield Unit 1 2007 Pass Through Trust, (5)	6.850%	6/01/34	N/R	10,625
1,275	Pacific Gas & Electric Co, (5)	2.450%	8/15/22	N/R	1,300,500
1,025	Pacific Gas & Electric Co, (5)	3.850%	11/15/23	N/R	1,063,438
60	Pacific Gas & Electric Co, (5)	3.300%	12/01/27	N/R	60,150
5,145	Pacific Gas & Electric Co, (5)	6.050%	3/01/34	N/R	5,788,125
3,955	Pacific Gas & Electric Co, (5)	4.750%	2/15/44	N/R	4,360,387
1,100	Pacific Gas & Electric Co, (5)	4.250%	3/15/46	N/R	1,135,750
16,810	Total Electric Utilities				13,718,975
	Entertainment – 0.6% (0.4% of Total Investments)
2,025	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	B3	1,792,125
1,055	AMC Entertainment Holdings Inc	5.750%	6/15/25	Caa2	237,375
2,855	AMC Entertainment Holdings Inc	6.125%	5/15/27	Caa2	670,925
5,935	Total Entertainment				2,700,425
	Equity Real Estate Investment Trust – 0.3% (0.2% of Total Investments)
1,450	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	1,395,625
	Health Care Equipment & Supplies – 0.1% (0.1% of Total Investments)
1,250	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A	5.625%	10/15/23	CC	358,813
	Health Care Providers & Services – 1.0% (0.6% of Total Investments)
1,000	CHS/Community Health Systems Inc, 144A	9.875%	6/30/23	CCC-	735,500
4,195	Envision Healthcare Corp, 144A, (5)	8.750%	10/15/26	D	1,402,724
165	HCA Inc	5.375%	2/01/25	Ba2	177,398
910	Tenet Healthcare Corp	8.125%	4/01/22	B-	917,098
415	Tenet Healthcare Corp	4.625%	7/15/24	BB-	409,522
1,365	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	1,343,979
8,050	Total Health Care Providers & Services				4,986,221
	Hotels, Restaurants & Leisure – 0.4% (0.3% of Total Investments)
625	1011778 BC ULC / New Red Finance Inc, 144A	5.000%	10/15/25	B+	628,125

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$1,435	Carnival Corp, 144A	11.500%	4/01/23	Baa2	$1,499,125
2,060	Total Hotels, Restaurants & Leisure				2,127,250
	IT Services – 0.2% (0.1% of Total Investments)
1,055	Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 144A	10.000%	11/30/24	CCC+	1,110,388
	Media – 2.6% (1.6% of Total Investments)
240	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.375%	5/01/25	BB+	246,105
200	Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	BBB-	200,287
4,000	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	3,280,000
7,086	iHeartCommunications Inc	8.375%	5/01/27	CCC+	5,917,163
3,080	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	2,748,900
605	Intelsat Luxembourg SA, (5)	8.125%	6/01/23	C	48,400
420	Univision Communications Inc, 144A	5.125%	5/15/23	B	399,000
15,631	Total Media				12,839,855
	Oil, Gas & Consumable Fuels – 1.0% (0.6% of Total Investments)
4,200	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	3,780,000
750	MEG Energy Corp, 144A	7.000%	3/31/24	B+	532,500
1,600	Oasis Petroleum Inc, 144A	6.250%	5/01/26	CCC+	208,000
2,000	Whiting Petroleum Corp, (5)	6.625%	1/15/26	D	200,000
8,550	Total Oil, Gas & Consumable Fuels				4,720,500
	Pharmaceuticals – 0.5% (0.3% of Total Investments)
1,165	Advanz Pharma Corp Ltd	8.000%	9/06/24	B-	1,036,850
1,820	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	7/15/23	CCC+	1,364,272
2,985	Total Pharmaceuticals				2,401,122
	Wireless Telecommunication Services – 0.0% (0.0% of Total Investments)
995	Intelsat Connect Finance SA, 144A, (5)	9.500%	2/15/23	CCC-	189,050
$83,233	Total Corporate Bonds (cost $73,201,578)				59,021,591

Shares	Description (1)	Value
	COMMON STOCKS – 2.2% (1.4% of Total Investments)
	Airlines – 0.0% (0.0% of Total Investments)
4,431	American Commercial Lines, (6)	$110,775
	Diversified Consumer Services – 0.0% (0.0% of Total Investments)
18,448	Cengage Learning Holdings II Inc, (6), (7)	124,524
	Electric Utilities – 0.6% (0.4% of Total Investments)
90,971	Energy Harbor Corp, (6), (8)	2,865,587

Shares	Description (1)	Value
	Energy Equipment & Services – 0.1% (0.0% of Total Investments)
83,230	Transocean Ltd, (7)	$106,535
7,777	Vantage Drilling International, (6), (7)	47,634
	Total Energy Equipment & Services	154,169
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
74,059	Millennium Health LLC, (6), (7)	2,222
68,990	Millennium Health LLC, (7), (9)	72,991
64,762	Millennium Health LLC, (7), (9)	65,280
	Total Health Care Providers & Services	140,493
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
17,539	Catalina Marketing Corp, (6), (7)	35,078
	Media – 1.2% (0.8% of Total Investments)
813,624	Clear Channel Outdoor Holdings Inc, (7)	784,984
94,923	Cumulus Media Inc, (7)	420,509
1,973,746	Hibu plc, (6), (7)	134,215
394,504	iHeartMedia Inc, (7)	2,769,418
26,045	Metro-Goldwyn-Mayer Inc, (6), (7)	1,927,330
45,942	Tribune Co, (7), (9)	10,107
	Total Media	6,046,563
	Pharmaceuticals – 0.0% (0.0% of Total Investments)
22,895	Advanz Pharma Corp Ltd, (7)	76,011
	Software – 0.3% (0.2% of Total Investments)
155,316	Avaya Holdings Corp, (7)	1,543,841
	Total Common Stocks (cost $32,818,476)	11,097,041

Shares	Description (1), (10)	Value
	INVESTMENT COMPANIES – 1.7% (1.1% of Total Investments)
353,668	Eaton Vance Floating-Rate Income Trust	$3,777,174
968,586	Eaton Vance Senior Income Trust	4,813,873
	Total Investment Companies (cost $11,981,509)	8,591,047

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	ASSET-BACKED SECURITIES – 0.4% ( 0.3% of Total Investments)
$1,200	Dryden 50 Senior Loan Fund, 144A, (3-Month LIBOR reference rate + 6.260% spread), (11)	8.091%	7/15/30	Ba3	$863,588
1,250	Gilbert Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 6.400% spread), (11)	8.231%	10/15/30	Ba3	906,525

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
$600	Neuberger Berman Loan Advisers CLO 28 Ltd, Series NEUB 2018-28A E, 144A, (3-Month LIBOR reference rate + 5.600% spread), (11)	6.735%	4/20/30	BB-	$401,906
$3,050	Total Asset-Backed Securities (cost $3,040,776)				2,172,019

Shares	Description (1)	Value
	WARRANTS – 0.0% (0.0% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
21,002	Avaya Holdings Corp, (6)	$1,260
	Total Warrants (cost $1,915,310)	1,260

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
13,053	Fieldwood Energy Inc, (6), (7)	$653
2,637	Fieldwood Energy Inc, (6), (7)	132
	Total Common Stock Rights (cost $372,582)	785
	Total Long-Term Investments (cost $883,637,192)	749,467,709

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 8.5% (5.3% of Total Investments)
	INVESTMENT COMPANIES – 8.5% (5.3% of Total Investments)
42,243,541	BlackRock Liquidity Funds T-Fund Portfolio, (10)	0.120% (12)	$42,243,541
	Total Short-Term Investments (cost $42,243,541)		42,243,541
	Total Investments (cost $925,880,733) – 158.8%		791,711,250
	Borrowings – (35.2)% (13), (14)		(175,500,000)
	Term Preferred Shares, net of deferred offering costs – (17.9)% (15)		(89,305,440)
	Other Assets Less Liabilities – (5.7)% (16)		(28,286,365)
	Net Assets Applicable to Common Shares – 100%		$498,619,445
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$35,000,000	Pay	1-Month LIBOR	5.750%	Monthly	6/01/24(17)	$13,328	$13,328
Morgan Stanley Capital Services LLC	55,000,000	Pay	1-Month LIBOR	4.000%	Monthly	1/01/27(18)	1,018,053	1,018,053
Total	$90,000,000						$1,031,381	$1,031,381

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$668,583,966	$ —	$668,583,966
Corporate Bonds	—	59,021,591	—	59,021,591
Common Stocks	5,701,298	5,247,365	148,378	11,097,041
Investment Companies	8,591,047	—	—	8,591,047
Asset-Backed Securities	—	2,172,019	—	2,172,019
Warrants	—	1,260	—	1,260
Common Stock Rights	—	785	—	785
Short-Term Investments:
Investment Companies	42,243,541	—	—	42,243,541
Investments in Derivatives:
Interest Rate Swaps*	—	1,031,381	—	1,031,381
Total	$56,535,886	$736,058,367	$148,378	$792,742,631

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	For fair value measurement disclosure purposes, investment classified as Level 2.

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(8)	Common Stock received as part of the bankruptcy settlements for Bruce Mansfield Unit 1 2007 Pass Through Trust.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(11)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(12)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(13)	Borrowings as a percentage of Total Investments is 22.2%.
(14)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(15)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.3%.
(16)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(17)	This interest rate swap has an optional early termination date beginning on June 1, 2020 and monthly thereafter through the termination date as specified in the swap contract.
(18)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.